PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Components of Property and Equipment
	2013	2014
Leasehold improvements	4,952,957	5,252,480
Furniture, fixtures and office equipment	933,484	1,037,605
Machinery and equipment	381,830	397,687
Buildings	9,310	9,310
Construction in progress	254,652	386,229
	6,532,233	7,083,311

Less: Accumulated depreciation	(2,482,896)	(3,083,270)
Property and equipment, net	4,049,337	4,000,041